Warrant Liability (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Warrant Liability [Abstract]
Schedule of the Warrant Liability	The balance of the warrant liability is as follows:
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Exercise of warrants	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value		127,435	247,006	534,520	908,961
Balance March 31, 2023	$-	$628,765	$-	$-	$628,765
Selected line items restated in the Consolidated Statements of Cash Flows:
	As originally filed	Adjustment	As Restated
Operating activities
Net loss for the year	$(7,583,252)	$2,705,253	$(4,877,999)
Items not affecting cash:
Amortization and depreciation	401,640		401,640
Bad debt expense	-		-
Fair value changes on derivatives	4,883,260	(2,705,253)	2,178,007
Interest expense, net of repayments	-		-
Foreign exchange	11,666		11,666
Transaction costs	-		-
Share based payments	310,828		310,828
Change in non-cash working capital	(1,136,712)		(1,136,712)
Net cash used in operating activities	(3,112,570)	-	(3,112,570)

Investing activities
Intangible asset additions	(817,849)		(817,849)
Equipment additions	(2,498)		(2,498)
Acquisition of ClearRF	-		-
Net cash used in investing activities	(820,347)		(820,347)

Financing activities
Lease payments	(100,702)		(100,702)
Bank loan	-		-
Convertible debt issued, net of repayments	-		-
Proceeds on share issuance, net of share issuance costs	-		-
Transaction costs	(309,000)		(309,000)
Exercise of warrants	3,608,571		3,608,571
Net cash from financing activities	3,198,869	-	3,198,869

Effect of foreign exchange on cash	-		-

Change in cash and restricted cash for the year	(734,048)		(734,048)
Cash and restricted cash, beginning of year	1,913,742		1,913,742
Cash and restricted cash, end of year	$1,179,694	$-	$1,179,694

Schedule of Change in Warrant Fair Value	The balance of the warrant liability is as follows:
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Change in fair value of warrants exercised	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Proceeds from Inducement warrants issued	-	-	-	-	-
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value	-	(193,949)	247,006	534,520	587,577
Balance June 30, 2023	$-	$307,381	$-	$-	$307,381

Schedule of Change in Warrant Fair Value
Change in warrant fair value January 1, 2023-June 30, 2023
Change in fair value of warrants exercised	(1,915,534)
Fair value of warrants issued as inducement	2,875,580
Other changes in fair value of warrants	587,577
Day 1 Loss - FV Change in Warrant Liability	309,000
Total change in warrant fair value January 1, 2023-June 30, 2023	1,856,623